DIRECTORS LOAN (Details 2) - CAD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Directors Loans
Interest on loan	$ 75,342	$ 99,574
Amortization of transaction costs	99,143	74,485	$ 102,554
Total	$ 174,485	$ 174,059